RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 16: -  RELATED PARTIES BALANCES AND TRANSACTIONS

The Company’s board approved Galil Software pursuant to which the Company acquired services amounting to approximately $894 and $993 for the years ended December 31, 2021 and 2022, respectively.

As of December 31, 2021 and 2022, the Company had other payables balance due to its related party in amount of approximately $118 and $93, respectively.